Cobalt Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of the inventory on hand	A summary of the inventory on hand at December 31, 2022 and 2021 is as follows:

	December 31	December 31
(in thousands)	2022	2021

Cobalt Inventory, carried at:

Cost	$-	$8,712

Net realizable value	10,530	-

Total cobalt inventory	$10,530	$8,712